5. Other Expenses	12 Months Ended
Dec. 31, 2017
Other Expenses
Other Expenses

Note 5 — Other Expenses

Details of other expenses is shown in the table below:

	2017	2016*	2015*
Rental costs	$24,012	$–	$6,697
Staff costs	249,624	252,850	201,423
Sundry operating expenses	623,165	202,932	283,601
Taxation on buildings	175,699	172,120	172,489
Administrative and other expenses	157,315	153,930	834,640
Maintenance expenses	260,287	260,156	244,221
Insurance costs	24,838	120,949	122,492
Legal expenses	84,886	128,166	356,775
Professional fees	329,952	488,327	489,209
Bank fees	15,919	26,407	22,023
Licenses, registration & fees	6,346	7,411	5,821
Non-employee stock based compensation	95,419	370,040	260,819
Travel expense	28,534	62,317	70,848
Total other expenses	$2,075,996	$2,245,605	$3,071,058

*   Restated for discontinued operations (see note 9 — Discontinued Operations)